Provisions - Changes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 130,943	$ 116,357
Charges for the year	75,048	34,543
Provisions reversed with a credit to income	(3,815)	(2,973)
Amounts used	(42,484)	(13,023)
Provision against equity	(2,692)	2,244
Exchange differences and others	6,783	(1,606)
Disposals from business divestitures		(4,599)
Balance at end of period	163,783	130,943
Provisions For Pensions [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	57,729	52,726
Charges for the year	5,340	7,444
Provisions reversed with a credit to income	(1,843)	(1,798)
Amounts used	(3,514)	(2,019)
Provision against equity	(3,260)	2,244
Exchange differences and others	2,134	(868)
Balance at end of period	56,586	57,729
Environment provision [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	4,108	3,211
Charges for the year	117	820
Amounts used	(26)
Exchange differences and others	(33)	77
Balance at end of period	4,166	4,108
Provisions for litigation [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	3,905	2,399
Charges for the year	184	2,166
Amounts used	(2,886)	(650)
Exchange differences and others	152	(10)
Balance at end of period	1,355	3,905
Provisions for third-party liability
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	9,263	7,270
Charges for the year	268	2,361
Provisions reversed with a credit to income		(74)
Amounts used	(198)	(179)
Provision against equity	568
Exchange differences and others	858	(115)
Balance at end of period	10,759	9,263
Provisions for C02 emissions allowances [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	34,938	27,970
Charges for the year	38,249	18,794
Amounts used	(35,860)	(9,452)
Exchange differences and others	2,834	(249)
Disposals from business divestitures		(2,125)
Balance at end of period	40,161	34,938
Other provisions [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	21,000	22,781
Charges for the year	30,890	2,958
Provisions reversed with a credit to income	(1,972)	(1,101)
Amounts used		(723)
Exchange differences and others	838	(441)
Disposals from business divestitures		(2,474)
Balance at end of period	$ 50,756	$ 21,000